STOCKHOLDERS EQUITY (Details Narrative) (USD $)	1 Months Ended						2 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended		16 Months Ended	25 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jul. 31, 2011	Apr. 30, 2011	Mar. 31, 2011	Feb. 28, 2011	Feb. 29, 2012	Oct. 31, 2011	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013	Aug. 31, 2013	Mar. 31, 2013	Mar. 30, 2012	Feb. 23, 2012	Sep. 29, 2011
STOCKHOLDERS' EQUITY
Preferred stock, Par Value (in dollars per share)						$ 1.20			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Stock authorized, shares									50,000,000	50,000,000		50,000,000	50,000,000	50,000,000	50,000,000
Preferred Shares converted	6,086,968									7,500,000			2,250,000
Shares of common stock converted into	19,021,775												2,250,000
Shares sold for cash													2,250,000
Proceeds from sale of shares													$ 2,700,000
Series C Convertible Preferred Stock sold																				3,284,396
Series C Convvertible Preferred Stock sold, purchase price																				9,853,188
Series C Convvertible Preferred Stock sold, purchase price per share																				$ 0.60
Series D Cumulative Convertible Preferred Stock		400,000																	1,000,000
Series D Cumulative Convertible Preferred Stock, per share		$ 0.35																$ 1.00	$ 0.40
Conversion Price										$ 21,150		$ 21,150		$ 21,150
Preferred Stock Deemed Dividend		130,049								537,499	1,616,777	1,616,777	3,284,396	4,901,173	4,901,173
Notes converted to shares, value										1,100,000
Share Price																$ 0.35	$ 0.44	$ 0.555	$ 1.00
Notes converted to shares, Series D Preferred Stock Issued		1,100,000								7,500,000		2,421,600
Additional Series D Preferred Stock Issued		227,586								227,586		501,021
Extinguishment of Debt, Amount		294,285								2,436,888		357,635
Preferred stock dividends										79,278	(21,150)	(21,150)		(21,150)	(21,150)
Additional Common Stock Issued			76,095,215	410,000	900,000	200,000		500,000
Value of Common Stock Issued			14,857,676	246,000	59,612	280,000		485,500
Value of Common Stock Issued, per share				$ 0.60		$ 1.40		$ 0.971
Sold units pursuant to subscriptions							$ 2,237,500	$ 1,718,000	$ 1,830,000
Aggregate sale, number of units							847,500	3,436,000	4,575,000
Purchase price per unit							$ 0.40	$ 0.50	$ 0.40
Warrant issued							1,118,750	1,718,000	1,529,375
Cash exercise price per share							$ 0.60	$ 0.60	$ 0.60
Common stock issued in connection with exercise of warrants								866,065
Warrants issued on cashless basis								1,678,000